UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Michael W. Stockton

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

New Perspective Fund® Semi-annual report for the six months ended March 31, 2016

New Perspective Fund seeks to provide you with long-term growth of capital. Future income is a secondary objective.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2016:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–7.51%	6.31%	6.00%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.75% for Class A shares as of the prospectus dated December 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

For the six months ended March 31, 2016, New Perspective Fund gained 4.15% for those who reinvested the 26-cents-per-share dividend and the $1.95-per-share capital gain paid in December 2015. This return lagged the 5.28% increase recorded by the fund’s primary benchmark, the unmanaged MSCI ACWI (All Country World Index), which measures returns for equity markets in 46 countries.

The fund slightly trailed its peers, as reflected by the Lipper Global Funds Average, which advanced 4.25%. Over longer time frames, the fund’s results compare favorably to those of its benchmark and peer group, as shown in the table below.

Global equities climb amid volatile markets

World markets rose during the six-month period, supported by improving U.S. economic data, heightened mergers and acquisitions (M&A) activity, and central bank stimulus measures in Europe and Japan. Gains were tempered, however, by investor concerns about China’s slowing economy and oil price volatility. The U.S. Federal Reserve raised interest rates in December for the first time in nearly a decade, while signaling that future increases would be gradual and measured. Despite the Fed’s move, U.S. and global interest rates generally declined as other central banks slashed rates and expanded bond-buying programs in an attempt to jumpstart growth. In a highly volatile period, U.S. stocks advanced 7.83%*.

*	Unless otherwise indicated, country and region returns are based on MSCI indexes, expressed in U.S. dollars and assume the reinvestment of dividends. Results reflect dividends net of withholding taxes, except the MSCI USA Index, which reflects dividends gross of withholding taxes.

Results at a glance

For periods ended March 31, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 3/13/73)

New Perspective Fund (Class A shares)	4.15%	–1.86%	7.58%	6.63%	12.09%
MSCI ACWI[1,2]	5.28	–4.34	5.22	4.08	—	[3]
Standard & Poor’s 500 Composite Index[1]	8.49	1.78	11.58	7.01	10.23
Lipper Global Funds Average[4]	4.25	–4.21	5.31	3.96	10.00

[1]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[2]	Results reflect dividends net of withholding taxes.
[3]	The MSCI ACWI began operations on December 31, 1987.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

New Perspective Fund	1

European stocks finished the October-to-March period essentially flat, weighed down by deflationary pressures and a weak economic environment. Reacting to the deteriorating outlook, the European Central Bank cut its deposit rate into negative territory and increased its monthly bond purchases from €60 billion to €80 billion. Despite the unprecedented stimulus measures, European stocks lost –0.08%. The Bank of Japan also employed negative interest rates in a bid to boost inflation and lift the country out of recession. However, investor sentiment was dampened by concerns over the turmoil in China, Japan’s largest trading partner. The MSCI Japan Index rose 2.22%.

Broadly positive sector returns

Most sectors enjoyed gains, led by telecommunication services and consumer staples. Information technology stocks also moved higher, boosted by a shift toward cloud computing and robust earnings from some bellwether companies. In addition, surging M&A activity helped to support share prices. For the full year 2015, global M&A activity reached a record $5 trillion. Some of the largest deals in history were announced during the six-month period, including Anheuser-Busch InBev’s $120 billion acquisition of SABMiller.

Financials and health care stocks declined. Bank stocks tumbled as negative interest rates, regulatory requirements and exposure to energy-related loans hurt profits. Among health care stocks, profit-taking appeared to be a factor in the negative results, following solid gains in prior periods. Political criticism of drug pricing practices also weighed on pharmaceutical companies at times. Energy stocks fell in the early months of the period, but bounced back as oil prices stabilized in mid-February and March.

Specific companies drive results

Although macroeconomic events loomed large, our portfolio managers continued to take a research-driven, company-by-company approach to choosing investments for the fund. For example, information technology stocks boosted results as select companies benefited from the rapid growth of wireless communications and cloud computing. Taiwan Semiconductor Manufacturing (26.25%) reported record full-year profits as it ramped up production of microprocessors for Apple iPhones and other devices. Shares of Microsoft (24.79%) advanced on healthy earnings growth driven by favorable cloud-computing trends and the rollout of Windows 10. Elsewhere in the sector, Broadcom (23.59%) and VeriSign (25.48%) also moved significantly higher.

Consumer discretionary companies provided another area of strength. Amazon (15.97%) was a top contributor to returns as the online retailer reported impressive earnings and showed that it can generate a profit while also reinvesting in the business. We continue to regard Amazon as a high-conviction holding because of its dominant positions in e-commerce and cloud infrastructure. Outside the U.S., South Africa-based media and internet group Naspers advanced 11.26% amid steady growth at Tencent — China’s largest internet service provider — of which Naspers holds a one-third ownership interest. Tencent has continued to prosper in China’s rapidly expanding market for online services. Shares of Adidas (45.61%) and Home Depot (15.53%) also rose substantially.

2	New Perspective Fund

Our investments in the health care sector produced disappointing results for the six-month period. Among our top holdings, Regeneron Pharmaceuticals (–22.51%) fell amid slowing sales growth for eye-disease treatment Eylea. Elsewhere in the sector, Incyte (–34.32%) and Vertex (–23.67%) also declined sharply. The sector with the best returns during the period, telecommunication services, is an area where we maintain relatively few investments. That hurt our results relative to the index.

The big picture

We are gratified that the fund’s results remain strong on an absolute basis, particularly given the unusually high volatility of this period. The difficult environment effectively illustrates our commitment to long-term investing over short-term tactical moves. Beating an index or an average over single periods is never our goal. We remain focused on identifying specific companies that are well positioned to take advantage of powerful secular trends and develop into multinational leaders of the global economy. These types of companies are often highly valued and their share prices can move sharply, especially when the outlook is clouded by macroeconomic or political uncertainty. We monitor those events, but ultimately our attention remains focused on the fundamentals of each company.

One additional note: We are proud to acknowledge the fund’s recent recognition by Morningstar, a respected provider of mutual fund research. In January, Morningstar named New Perspective Fund the 2015 International-Stock Fund Manager of the Year, based on the fund’s strong calendar-year results, as well as its long-term track record of providing attractive risk-adjusted returns. We thank Morningstar for taking the time and effort to evaluate our fund and select it for this honor among many competing funds in the category. The award reflects our commitment to providing superior long-term results through rigorous research and a thoughtful, patient investment approach.

Thank you for your commitment to New Perspective Fund. We look forward to reporting to you again in six months.

Sincerely,

Robert W. Lovelace
President

May 12, 2016

For current information about the fund, visit americanfunds.com.

New Perspective Fund	3

Summary investment portfolio March 31, 2016	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	48.53%
Euro zone*	10.40
United Kingdom	6.10
Japan	5.19
Denmark	5.08
Switzerland	3.06
Hong Kong	2.10
South Africa	1.86
Taiwan	1.75
Other countries	6.66
Short-term securities & other assets less liabilities	9.27

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, the Netherlands and Spain.

Common stocks 90.62%	Shares	Value (000)
Information technology 18.74%
Microsoft Corp.	19,963,400	$1,102,579
Taiwan Semiconductor Manufacturing Co., Ltd.	186,591,994	939,221
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,954,600	77,411
ASML Holding NV	6,029,609	612,558
ASML Holding NV (New York registered)	2,759,470	277,023
Alphabet Inc., Class C1	718,054	534,915
Alphabet Inc., Class A1	408,000	311,263
Broadcom Ltd.	4,633,943	715,944
Facebook, Inc., Class A1	5,211,000	594,575
Murata Manufacturing Co., Ltd.	4,273,800	515,309
VeriSign, Inc.[1,2]	5,646,744	499,963
Visa Inc., Class A	6,243,300	477,488
Naver Corp.	799,562	445,366
MasterCard Inc., Class A	4,595,900	434,313
Texas Instruments Inc.	5,619,362	322,664
Other securities		3,033,143
		10,893,735

4	New Perspective Fund

	Shares	Value (000)
Consumer discretionary 18.62%
Amazon.com, Inc.[1]	3,749,000	$2,225,556
Naspers Ltd., Class N	6,387,264	891,654
Priceline Group Inc.[1]	633,900	817,072
Home Depot, Inc.	5,194,300	693,075
McDonald’s Corp.	3,446,700	433,181
Tesla Motors, Inc.[1]	1,290,100	296,426
Other securities		5,464,664
		10,821,628

Health care 14.06%
Novo Nordisk A/S, Class B	53,442,612	2,898,804
Regeneron Pharmaceuticals, Inc.[1]	2,485,350	895,819
Novartis AG	6,933,515	502,591
Bayer AG	3,816,388	448,598
Medtronic PLC	5,953,700	446,527
Vertex Pharmaceuticals Inc.[1]	3,955,500	314,423
AstraZeneca PLC	5,522,830	309,553
Other securities		2,355,572
		8,171,887

Consumer staples 11.39%
Associated British Foods PLC	15,732,831	756,749
British American Tobacco PLC	11,203,142	658,102
Pernod Ricard SA	5,126,286	571,654
Nestlé SA	7,132,363	532,952
Philip Morris International Inc.	5,342,300	524,133
Coca-Cola Co.	10,595,700	491,535
Unilever NV, depository receipts	7,415,709	332,344
Costco Wholesale Corp.	1,910,700	301,088
Other securities		2,448,849
		6,617,406

Financials 9.19%
AIA Group Ltd.	132,170,800	748,826
JPMorgan Chase & Co.	12,165,200	720,423
CME Group Inc., Class A	7,085,532	680,565
Chubb Corp.	4,548,900	542,001
Goldman Sachs Group, Inc.	2,274,226	357,008
Prudential PLC	18,544,088	346,508
Other securities		1,943,159
		5,338,490

Industrials 8.83%
KONE Oyj, Class B	8,282,612	399,234
ASSA ABLOY AB, Class B	18,264,100	360,411
Boeing Co.	2,797,600	355,127
Ryanair Holdings PLC (ADR)	4,104,761	352,271
General Electric Co.	10,266,400	326,369
Other securities		3,340,157
		5,133,569

New Perspective Fund	5

Common stocks (continued)	Shares	Value (000)
Energy 3.82%
Schlumberger Ltd.	4,703,100	$346,854
Canadian Natural Resources, Ltd.	12,534,500	339,047
Enbridge Inc. (CAD denominated)	8,375,751	326,066
Other securities		1,209,265
		2,221,232

Materials 2.99%
Praxair, Inc.	3,503,100	400,930
Other securities		1,339,380
		1,740,310

Other 1.97%
Other securities		1,140,083

Miscellaneous 1.01%
Other common stocks in initial period of acquisition		584,928

Total common stocks (cost: $35,477,163,000)		52,663,268

Convertible bonds 0.04%	Principal amount (000)
Other 0.02%
Other securities		11,653

Miscellaneous 0.02%
Other convertible bonds in initial period of acquisition		11,396

Total convertible bonds (cost: $33,010,000)		23,049

Bonds, notes & other debt instruments 0.07%
U.S. Treasury bonds & notes 0.07%
U.S. Treasury 0.07%
Other securities		42,906

Total bonds, notes & other debt instruments (cost: $42,874,000)		42,906

Short-term securities 9.10%
Chariot Funding, LLC 0.85% due 7/11/2016[3]	$50,000	49,910
Federal Home Loan Bank 0.22%–0.60% due 4/4/2016–9/7/2016	1,218,370	1,217,751
Freddie Mac 0.40%–0.58% due 4/11/2016–12/13/2016	297,900	297,627
Google Inc. 0.53% due 7/6/2016[3]	20,000	19,975
Nestlé Capital Corp. 0.52% due 6/9/2016[3]	75,000	74,926
Nestlé Finance International Ltd. 0.60% due 7/18/2016–7/27/2016	70,000	69,872
Other securities		3,558,799

Total short-term securities (cost: $5,287,597,000)		5,288,860
Total investment securities 99.83% (cost: $40,840,644,000)		58,018,083
Other assets less liabilities 0.17%		98,707

Net assets 100.00%		$58,116,790

6	New Perspective Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were pledged as collateral. The total value of pledged collateral was $2,618,000, which represented less than .01% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $445,389,000.

					Unrealized
			Contract amount		depreciation
			Receive	Deliver	at 3/31/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Japanese yen	4/11/2016	HSBC Bank	$33,852	¥3,850,000	$ (370)
Japanese yen	4/13/2016	Bank of New York Mellon	$53,139	¥6,050,000	(641)
Japanese yen	4/14/2016	Citibank	$64,186	¥7,240,000	(174)
Japanese yen	4/18/2016	Bank of America, N.A.	$1,546	¥175,930	(18)
Japanese yen	5/11/2016	Bank of America, N.A.	$44,508	¥5,024,000	(185)
Japanese yen	6/6/2016	Bank of America, N.A.	$187,789	¥21,300,000	(1,837)
					$(3,225)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	3/31/2016
	shares	Additions	Reductions	shares	(000)	(000)
VeriSign, Inc.[1]	5,733,444	—	86,700	5,646,744	$—	$499,963

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,451,055,000, which represented 4.22% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

¥ = Japanese yen

See Notes to Financial Statements

New Perspective Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2016	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $40,589,072)	$57,518,120
Affiliated issuers (cost: $251,572)	499,963	$58,018,083
Cash denominated in currencies other than U.S. dollars (cost: $469)		469
Cash		106,949
Receivables for:
Sales of investments	74,374
Sales of fund’s shares	86,136
Dividends and interest	121,505
Other	2,016	284,031
		58,409,532
Liabilities:
Unrealized depreciation on open forward currency contracts		3,225
Payables for:
Purchases of investments	177,715
Repurchases of fund’s shares	72,829
Closed forward currency contracts	203
Investment advisory services	18,497
Services provided by related parties	11,591
Trustees’ deferred compensation	4,130
Other	4,552	289,517
Net assets at March 31, 2016		$58,116,790

Net assets consist of:
Capital paid in on shares of beneficial interest		$39,643,477
Undistributed net investment income		131,606
Undistributed net realized gain		1,167,237
Net unrealized appreciation		17,174,470
Net assets at March 31, 2016		$58,116,790

See Notes to Financial Statements

8	New Perspective Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,659,155 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$36,029,714	1,025,592		$35.13
Class B	70,558	2,037		34.65
Class C	1,387,658	40,908		33.92
Class F-1	1,452,315	41,576		34.93
Class F-2	3,268,108	93,215		35.06
Class 529-A	1,568,386	45,115		34.76
Class 529-B	10,548	308		34.22
Class 529-C	344,975	10,186		33.87
Class 529-E	72,612	2,109		34.44
Class 529-F-1	69,645	2,007		34.70
Class R-1	93,913	2,790		33.66
Class R-2	540,396	15,914		33.96
Class R-2E	4,399	126		34.83
Class R-3	1,604,066	46,637		34.39
Class R-4	1,780,525	51,321		34.69
Class R-5E	9	—	*	35.02
Class R-5	1,563,372	44,526		35.11
Class R-6	8,255,591	234,788		35.16

*	Amount less than one thousand.

See Notes to Financial Statements

New Perspective Fund	9

Statement of operations	unaudited
for the six months ended March 31, 2016	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $16,616)	$449,557
Interest	10,478	$460,035

Fees and expenses*:
Investment advisory services	110,735
Distribution services	63,379
Transfer agent services	29,474
Administrative services	7,248
Reports to shareholders	1,433
Registration statement and prospectus	1,060
Trustees’ compensation	73
Auditing and legal	718
Custodian	2,248
Other	1,046	217,414
Net investment income		242,621

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (includes $3,254 net gain from affiliates)	909,348
Forward currency contracts	(29,606)
Currency transactions	(3,978)
In-kind redemptions	345,206	1,220,970
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $147)	826,322
Forward currency contracts	671
Currency translations	2,576	829,569
Net realized gain and unrealized appreciation		2,050,539

Net increase in net assets resulting from operations		$2,293,160

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

10	New Perspective Fund

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	March 31, 2016*	September 30, 2015
Operations:
Net investment income	$242,621	$495,977
Net realized gain	1,220,970	3,138,854
Net unrealized appreciation (depreciation)	829,569	(3,449,325)
Net increase in net assets resulting from operations	2,293,160	185,506

Dividends and distributions paid to shareholders:
Dividends from net investment income	(423,066)	(347,475)
Distributions from net realized gain on investments	(3,083,008)	(3,366,527)
Total dividends and distributions paid to shareholders	(3,506,074)	(3,714,002)

Net capital share transactions	3,163,822	3,388,706

Total increase (decrease) in net assets	1,950,908	(139,790)

Net assets:
Beginning of period	56,165,882	56,305,672
End of period (including undistributed net investment income: $131,606 and $312,051, respectively)	$58,116,790	$56,165,882

*	Unaudited.

See Notes to Financial Statements

New Perspective Fund	11

Notes to financial statements	unaudited

1. Organization

New Perspective Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Future income is a secondary objective.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	New Perspective Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash includes amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Shares redeemed — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind

New Perspective Fund	13

is based upon the redeeming shareholder’s proportionate share of the fund’s net assets as of the trade date. Net realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

14	New Perspective Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

New Perspective Fund	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2016 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$10,893,735	$—	$—	$10,893,735
Consumer discretionary	10,821,628	—	—	10,821,628
Health care	8,171,887	—	—	8,171,887
Consumer staples	6,617,406	—	—	6,617,406
Financials	5,338,490	—	—	5,338,490
Industrials	5,133,569	—	—	5,133,569
Energy	2,221,232	—	—	2,221,232
Materials	1,740,310	—	—	1,740,310
Other	1,140,083	—	—	1,140,083
Miscellaneous	584,928	—	—	584,928
Convertible bonds	—	23,049	—	23,049
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	42,906	—	42,906
Short-term securities	—	5,288,860	—	5,288,860
Total	$52,663,268	$5,354,815	$—	$58,018,083

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(3,225)	$—	$(3,225)

*	Securities with a value of $21,178,186,000, which represented 36.44% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

16	New Perspective Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

New Perspective Fund	17

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, March 31, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$3,225
Forward currency	Currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	203
			$—		$3,428

		Net realized loss		Net unrealized appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(29,606)	Net unrealized appreciation on forward currency contracts	$671

18	New Perspective Fund

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of March 31, 2016 (dollars in thousands) if close-out netting was exercised:

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Liabilities:
Bank of America, N.A.	$2,154	$—	$(1,772)	$—	$382
Bank of New York Mellon	641	—	(535)	—	106
Citibank	174	—		—	174
HSBC Bank	370	—	(160)	—	210
JPMorgan Chase	29	—		—	29
UBS AG	60	—	(60)	—	—
Total	$3,428	$—	$(2,527)	$—	$901

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

New Perspective Fund	19

As of and during the period ended March 31, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2011 and by tax authorities outside the U.S. for tax years before 2008.

Non-U.S. taxation — Dividend income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$403,234
Undistributed long-term capital gains	3,081,831

As of March 31, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$18,617,132
Gross unrealized depreciation on investment securities	(1,593,346)
Net unrealized appreciation on investment securities	17,023,786
Cost of investment securities	40,994,297

20	New Perspective Fund

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2016						Year ended September 30, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class A	$254,296		$1,906,486		$2,160,782		$215,948		$2,150,095	$2,366,043
Class B	—		4,904		4,904		—		10,454	10,454
Class C	—		75,633		75,633		—		83,653	83,653
Class F-1	9,524		75,338		84,862		6,377		73,792	80,169
Class F-2	27,673		156,189		183,862		18,880		133,277	152,157
Class 529-A	9,633		82,834		92,467		8,071		91,725	99,796
Class 529-B	—		740		740		—		1,529	1,529
Class 529-C	—		18,761		18,761		—		21,045	21,045
Class 529-E	272		3,905		4,177		207		4,414	4,621
Class 529-F-1	560		3,503		4,063		466		3,710	4,176
Class R-1	—		5,298		5,298		—		6,265	6,265
Class R-2	—		30,183		30,183		—		36,079	36,079
Class R-2E	11		56		67		—	*	1	1
Class R-3	5,937		86,922		92,859		4,238		100,261	104,499
Class R-4	11,934		95,180		107,114		10,665		111,671	122,336
Class R-5E†	—	*	—	*	—	*
Class R-5	14,733		79,957		94,690		14,295		96,420	110,715
Class R-6	88,493		457,119		545,612		68,328		442,136	510,464
Total	$423,066		$3,083,008		$3,506,074		$347,475		$3,366,527	$3,714,002

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.360% on such assets in excess of $55 billion. On December 2, 2015, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2016, decreasing the annual rate on daily net assets in excess of $71 billion to 0.355%. For the six months ended March 31, 2016, the investment advisory services fee was $110,735,000, which was equivalent to an annualized rate of 0.382% of average daily net assets.

New Perspective Fund	21

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

22	New Perspective Fund

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended March 31, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$41,938	$21,523		$1,802		Not applicable
Class B	444	61		Not applicable		Not applicable
Class C	6,864	818		345		Not applicable
Class F-1	1,764	890		353		Not applicable
Class F-2	Not applicable	1,480		743		Not applicable
Class 529-A	1,671	806		389		$691
Class 529-B	66	9		3		6
Class 529-C	1,691	189		86		152
Class 529-E	179	21		18		32
Class 529-F-1	—	34		16		29
Class R-1	480	53		24		Not applicable
Class R-2	2,043	997		137		Not applicable
Class R-2E	6	1		—	*	Not applicable
Class R-3	3,999	1,289		401		Not applicable
Class R-4	2,234	907		448		Not applicable
Class R-5E†	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	377		379		Not applicable
Class R-6	Not applicable	19		2,104		Not applicable
Total class-specific expenses	$63,379	$29,474		$7,248		$910

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of

New Perspective Fund	23

$73,000 in the fund’s statement of operations reflects $203,000 in current fees (either paid in cash or deferred) and a net decrease of $130,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2016

Class A	$1,461,068	40,957		$2,107,173	58,161	$(2,015,961)	(56,523)	$1,552,280	42,595
Class B	960	28		4,874	136	(37,463)	(1,078)	(31,629)	(914)
Class C	161,074	4,674		74,477	2,124	(150,973)	(4,435)	84,578	2,363
Class F-1	226,309	6,405		83,423	2,315	(154,484)	(4,403)	155,248	4,317
Class F-2	848,659	23,909		172,645	4,777	(328,126)	(9,380)	693,178	19,306
Class 529-A	85,061	2,408		92,449	2,578	(81,747)	(2,309)	95,763	2,677
Class 529-B	154	4		740	21	(6,023)	(174)	(5,129)	(149)
Class 529-C	22,544	657		18,757	536	(21,046)	(612)	20,255	581
Class 529-E	4,235	120		4,176	118	(4,989)	(141)	3,422	97
Class 529-F-1	10,901	308		4,063	114	(6,120)	(174)	8,844	248
Class R-1	7,067	206		5,294	152	(14,460)	(417)	(2,099)	(59)
Class R-2	61,451	1,787		30,152	859	(85,461)	(2,473)	6,142	173
Class R-2E	4,577	129		66	2	(208)	(6)	4,435	125
Class R-3	188,223	5,402		92,809	2,613	(218,648)	(6,277)	62,384	1,738
Class R-4	229,560	6,563		107,109	2,993	(258,831)	(7,454)	77,838	2,102
Class R-5E2	10	—	[3]	—	—	—	—	10	— [3]
Class R-5	182,618	5,134		94,652	2,615	(116,309)	(3,274)	160,961	4,475
Class R-6	1,107,228	31,431		545,611	15,060	(1,375,498)	(40,250)	277,341	6,241
Total net increase (decrease)	$4,601,699	130,122		$3,438,470	95,174	$(4,876,347)	(139,380)	$3,163,822	85,916

24	New Perspective Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2015

Class A	$2,644,442	69,591	$2,307,516	62,961	$(3,977,699)	(105,182)	$974,259	27,370
Class B	2,367	63	10,380	286	(97,513)	(2,612)	(84,766)	(2,263)
Class C	261,567	7,110	82,134	2,309	(299,711)	(8,181)	43,990	1,238
Class F-1	392,419	10,369	78,644	2,156	(263,267)	(7,001)	207,796	5,524
Class F-2	996,085	26,295	142,413	3,894	(493,460)	(13,124)	645,038	17,065
Class 529-A	157,733	4,199	99,774	2,749	(175,484)	(4,671)	82,023	2,277
Class 529-B	407	11	1,529	43	(13,378)	(363)	(11,442)	(309)
Class 529-C	37,813	1,030	21,041	592	(45,730)	(1,247)	13,124	375
Class 529-E	7,027	189	4,621	128	(9,178)	(247)	2,470	70
Class 529-F-1	13,671	364	4,175	116	(11,771)	(315)	6,075	165
Class R-1	17,060	466	6,264	178	(20,806)	(571)	2,518	73
Class R-2	116,726	3,178	36,049	1,013	(167,283)	(4,563)	(14,508)	(372)
Class R-2E	38	1	—	—	—	—	38	1
Class R-3	334,074	8,972	104,434	2,903	(432,912)	(11,695)	5,596	180
Class R-4	359,613	9,586	122,320	3,376	(479,747)	(12,865)	2,186	97
Class R-5	528,796	13,992	110,570	3,020	(491,530)	(13,294)	147,836	3,718
Class R-6	2,210,153	58,927	510,463	13,924	(1,354,143)	(35,806)	1,366,473	37,045
Total net increase (decrease)	$8,079,991	214,343	$3,642,327	99,648	$(8,333,612)	(221,737)	$3,388,706	92,254

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,965,707,000 and $6,530,971,000, respectively, during the six months ended March 31, 2016.

New Perspective Fund	25

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)[2]		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 3/31/2016[4,5]	$35.80	$.15		$1.39	$1.54
Year ended 9/30/2015	38.12	.32		(.12)	.20
Year ended 9/30/2014	36.52	.37		3.28	3.65
Year ended 9/30/2013	30.34	.34		6.17	6.51
Year ended 9/30/2012	24.88	.31		5.44	5.75
Year ended 9/30/2011	26.54	.29		(1.66)	(1.37)
Class B:
Six months ended 3/31/2016[4,5]	35.22	(.01)		1.39	1.38
Year ended 9/30/2015	37.58	.02		(.09)	(.07)
Year ended 9/30/2014	36.02	.08		3.23	3.31
Year ended 9/30/2013	29.86	.09		6.10	6.19
Year ended 9/30/2012	24.42	.08		5.37	5.45
Year ended 9/30/2011	26.02	.07		(1.63)	(1.56)
Class C:
Six months ended 3/31/2016[4,5]	34.53	—	[8]	1.34	1.34
Year ended 9/30/2015	36.91	.01		(.10)	(.09)
Year ended 9/30/2014	35.43	.07		3.18	3.25
Year ended 9/30/2013	29.44	.08		6.00	6.08
Year ended 9/30/2012	24.12	.08		5.29	5.37
Year ended 9/30/2011	25.76	.06		(1.62)	(1.56)
Class F-1:
Six months ended 3/31/2016[4,5]	35.60	.14		1.39	1.53
Year ended 9/30/2015	37.91	.30		(.12)	.18
Year ended 9/30/2014	36.34	.35		3.25	3.60
Year ended 9/30/2013	30.19	.33		6.14	6.47
Year ended 9/30/2012	24.76	.31		5.40	5.71
Year ended 9/30/2011	26.42	.28		(1.65)	(1.37)
Class F-2:
Six months ended 3/31/2016[4,5]	35.77	.19		1.40	1.59
Year ended 9/30/2015	38.11	.40		(.13)	.27
Year ended 9/30/2014	36.52	.46		3.28	3.74
Year ended 9/30/2013	30.35	.44		6.15	6.59
Year ended 9/30/2012	24.90	.39		5.42	5.81
Year ended 9/30/2011	26.57	.36		(1.67)	(1.31)
Class 529-A:
Six months ended 3/31/2016[4,5]	35.43	.13		1.38	1.51
Year ended 9/30/2015	37.75	.28		(.11)	.17
Year ended 9/30/2014	36.20	.34		3.23	3.57
Year ended 9/30/2013	30.08	.32		6.11	6.43
Year ended 9/30/2012	24.68	.29		5.38	5.67
Year ended 9/30/2011	26.35	.27		(1.66)	(1.39)

26	New Perspective Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets[2]

$(.26)	$(1.95)	$(2.21)	$35.13	4.15%[6]	$36,030	.76%[7]		.82%[7]
(.23)	(2.29)	(2.52)	35.80	.34	35,187	.75		.84
(.30)	(1.75)	(2.05)	38.12	10.13	36,424	.76		.98
(.33)	—	(.33)	36.52	21.65	34,514	.79		1.04
(.29)	—	(.29)	30.34	23.27	29,906	.80		1.11
(.29)	—	(.29)	24.88	(5.30)	26,896	.77		1.02

—	(1.95)	(1.95)	34.65	3.77 [6]	71	1.53	[7]	(.04)[7]
—	(2.29)	(2.29)	35.22	(.39)	104	1.51		.04
—	(1.75)	(1.75)	37.58	9.28	196	1.51		.21
(.03)	—	(.03)	36.02	20.75	287	1.54		.27
(.01)	—	(.01)	29.86	22.31	370	1.56		.31
(.04)	—	(.04)	24.42	(6.00)	507	1.54		.24

—	(1.95)	(1.95)	33.92	3.73 [6]	1,388	1.57	[7]	.02	[7]
—	(2.29)	(2.29)	34.53	(.45)	1,331	1.55		.04
(.02)	(1.75)	(1.77)	36.91	9.28	1,377	1.55		.18
(.09)	—	(.09)	35.43	20.69	1,354	1.59		.24
(.05)	—	(.05)	29.44	22.27	1,206	1.60		.30
(.08)	—	(.08)	24.12	(6.08)	1,191	1.58		.22

(.25)	(1.95)	(2.20)	34.93	4.10 [6]	1,452	.83	[7]	.78	[7]
(.20)	(2.29)	(2.49)	35.60	.31	1,326	.81		.79
(.28)	(1.75)	(2.03)	37.91	10.04	1,203	.82		.94
(.32)	—	(.32)	36.34	21.62	1,385	.82		1.00
(.28)	—	(.28)	30.19	23.24	1,131	.82		1.11
(.29)	—	(.29)	24.76	(5.34)	946	.81		1.00

(.35)	(1.95)	(2.30)	35.06	4.24 [6]	3,268	.55	[7]	1.08	[7]
(.32)	(2.29)	(2.61)	35.77	.57	2,644	.55		1.06
(.40)	(1.75)	(2.15)	38.11	10.38	2,166	.54		1.21
(.42)	—	(.42)	36.52	21.97	1,176	.54		1.31
(.36)	—	(.36)	30.35	23.56	672	.54		1.37
(.36)	—	(.36)	24.90	(5.10)	508	.55		1.28

(.23)	(1.95)	(2.18)	34.76	4.07 [6]	1,568	.86	[7]	.73	[7]
(.20)	(2.29)	(2.49)	35.43	.30	1,503	.84		.75
(.27)	(1.75)	(2.02)	37.75	10.01	1,516	.85		.90
(.31)	—	(.31)	36.20	21.57	1,379	.87		.96
(.27)	—	(.27)	30.08	23.16	1,137	.88		1.05
(.28)	—	(.28)	24.68	(5.40)	911	.85		.96

See page 32 for footnotes.

New Perspective Fund	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 3/31/2016[4,5]	$34.83	$(.03)	$1.37	$1.34
Year ended 9/30/2015	37.24	(.03)	(.09)	(.12)
Year ended 9/30/2014	35.75	.03	3.21	3.24
Year ended 9/30/2013	29.64	.05	6.06	6.11
Year ended 9/30/2012	24.26	.05	5.33	5.38
Year ended 9/30/2011	25.87	.04	(1.63)	(1.59)
Class 529-C:
Six months ended 3/31/2016[4,5]	34.49	(.01)	1.34	1.33
Year ended 9/30/2015	36.89	(.01)	(.10)	(.11)
Year ended 9/30/2014	35.43	.04	3.18	3.22
Year ended 9/30/2013	29.46	.06	6.00	6.06
Year ended 9/30/2012	24.17	.07	5.28	5.35
Year ended 9/30/2011	25.82	.05	(1.62)	(1.57)
Class 529-E:
Six months ended 3/31/2016[4,5]	35.07	.09	1.37	1.46
Year ended 9/30/2015	37.39	.19	(.11)	.08
Year ended 9/30/2014	35.87	.24	3.22	3.46
Year ended 9/30/2013	29.81	.23	6.07	6.30
Year ended 9/30/2012	24.46	.22	5.33	5.55
Year ended 9/30/2011	26.11	.19	(1.63)	(1.44)
Class 529-F-1:
Six months ended 3/31/2016[4,5]	35.41	.17	1.38	1.55
Year ended 9/30/2015	37.74	.37	(.12)	.25
Year ended 9/30/2014	36.18	.42	3.24	3.66
Year ended 9/30/2013	30.07	.39	6.10	6.49
Year ended 9/30/2012	24.68	.36	5.37	5.73
Year ended 9/30/2011	26.34	.35	(1.67)	(1.32)
Class R-1:
Six months ended 3/31/2016[4,5]	34.27	— [8]	1.34	1.34
Year ended 9/30/2015	36.65	.02	(.11)	(.09)
Year ended 9/30/2014	35.21	.07	3.17	3.24
Year ended 9/30/2013	29.27	.08	5.96	6.04
Year ended 9/30/2012	24.01	.10	5.24	5.34
Year ended 9/30/2011	25.66	.07	(1.61)	(1.54)
Class R-2:
Six months ended 3/31/2016[4,5]	34.56	— [8]	1.35	1.35
Year ended 9/30/2015	36.93	.03	(.11)	(.08)
Year ended 9/30/2014	35.46	.07	3.19	3.26
Year ended 9/30/2013	29.47	.10	6.00	6.10
Year ended 9/30/2012	24.15	.09	5.29	5.38
Year ended 9/30/2011	25.79	.07	(1.62)	(1.55)

28	New Perspective Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets[2]

$—	$(1.95)	$(1.95)	$34.22	3.66%[6]	$10	1.66%[7]		(.18)%[7]
—	(2.29)	(2.29)	34.83	(.50)	16	1.63		(.07)
—	(1.75)	(1.75)	37.24	9.15	29	1.64		.08
—	—	—	35.75	20.61	40	1.66		.15
—	—	—	29.64	22.18	51	1.68		.20
(.02)	—	(.02)	24.26	(6.15)	64	1.65		.13

—	(1.95)	(1.95)	33.87	3.67 [6]	345	1.64	[7]	(.05)[7]
—	(2.29)	(2.29)	34.49	(.48)	331	1.62		(.03)
(.01)	(1.75)	(1.76)	36.89	9.18	341	1.63		.11
(.09)	—	(.09)	35.43	20.61	317	1.66		.17
(.06)	—	(.06)	29.46	22.16	268	1.67		.25
(.08)	—	(.08)	24.17	(6.11)	220	1.64		.17

(.14)	(1.95)	(2.09)	34.44	3.96 [6]	73	1.09	[7]	.49	[7]
(.11)	(2.29)	(2.40)	35.07	.04	71	1.09		.51
(.19)	(1.75)	(1.94)	37.39	9.75	73	1.09		.65
(.24)	—	(.24)	35.87	21.27	68	1.12		.71
(.20)	—	(.20)	29.81	22.81	59	1.14		.78
(.21)	—	(.21)	24.46	(5.62)	49	1.13		.68

(.31)	(1.95)	(2.26)	34.70	4.22 [6]	70	.64	[7]	.96	[7]
(.29)	(2.29)	(2.58)	35.41	.47	62	.63		.97
(.35)	(1.75)	(2.10)	37.74	10.27	60	.63		1.12
(.38)	—	(.38)	36.18	21.80	50	.65		1.18
(.34)	—	(.34)	30.07	23.43	36	.67		1.27
(.34)	—	(.34)	24.68	(5.18)	26	.64		1.22

—	(1.95)	(1.95)	33.66	3.73 [6]	94	1.56	[7]	.01	[7]
—	(2.29)	(2.29)	34.27	(.43)	98	1.54		.05
(.05)	(1.75)	(1.80)	36.65	9.28	102	1.55		.20
(.10)	—	(.10)	35.21	20.70	92	1.56		.26
(.08)	—	(.08)	29.27	22.30	83	1.57		.36
(.11)	—	(.11)	24.01	(6.06)	67	1.57		.25

—	(1.95)	(1.95)	33.96	3.72 [6]	540	1.56	[7]	.02	[7]
—	(2.29)	(2.29)	34.56	(.40)	544	1.51		.08
(.04)	(1.75)	(1.79)	36.93	9.28	595	1.54		.20
(.11)	—	(.11)	35.46	20.74	599	1.53		.30
(.06)	—	(.06)	29.47	22.32	540	1.58		.33
(.09)	—	(.09)	24.15	(6.07)	492	1.57		.24

See page 32 for footnotes.

New Perspective Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 3/31/2016[4,5]	$35.67	$.15	$1.33	$1.48
Year ended 9/30/2015	38.12	.68	(.50)	.18
Period from 8/29/2014 to 9/30/2014[5,11]	39.03	.03	(.94)	(.91)
Class R-3:
Six months ended 3/31/2016[4,5]	35.03	.08	1.36	1.44
Year ended 9/30/2015	37.34	.19	(.11)	.08
Year ended 9/30/2014	35.83	.24	3.21	3.45
Year ended 9/30/2013	29.79	.24	6.05	6.29
Year ended 9/30/2012	24.43	.22	5.34	5.56
Year ended 9/30/2011	26.08	.20	(1.64)	(1.44)
Class R-4:
Six months ended 3/31/2016[4,5]	35.37	.14	1.37	1.51
Year ended 9/30/2015	37.69	.30	(.11)	.19
Year ended 9/30/2014	36.14	.36	3.24	3.60
Year ended 9/30/2013	30.04	.34	6.10	6.44
Year ended 9/30/2012	24.64	.31	5.37	5.68
Year ended 9/30/2011	26.30	.29	(1.66)	(1.37)
Class R-5E:
Period from 11/20/2015 to 3/31/2016[4,5,12]	39.06	.15	(1.85)	(1.70)
Class R-5:
Six months ended 3/31/2016[4,5]	35.82	.20	1.40	1.60
Year ended 9/30/2015	38.15	.41	(.11)	.30
Year ended 9/30/2014	36.55	.48	3.27	3.75
Year ended 9/30/2013	30.37	.45	6.15	6.60
Year ended 9/30/2012	24.91	.40	5.43	5.83
Year ended 9/30/2011	26.57	.37	(1.66)	(1.29)
Class R-6:
Six months ended 3/31/2016[4,5]	35.88	.20	1.41	1.61
Year ended 9/30/2015	38.21	.44	(.13)	.31
Year ended 9/30/2014	36.60	.49	3.29	3.78
Year ended 9/30/2013	30.41	.46	6.17	6.63
Year ended 9/30/2012	24.95	.41	5.43	5.84
Year ended 9/30/2011	26.61	.40	(1.68)	(1.28)

	Six months ended
	March 31,	Year ended September 30
	2016[4,5,6]	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	11%	27%	25%	30%	16%	24%

See Notes to Financial Statements

30	New Perspective Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets[2]

$(.37)	$(1.95)	$(2.32)	$34.83	3.95%[6]	$4		1.14%[7]		.94%[7]
(.34)	(2.29)	(2.63)	35.67	.29 [9]	—	[10]	.95	[9]	1.79	[9]
—	—	—	38.12	(2.33)[6,9]	—	[10]	.05	[6,9]	.08	[6,9]

(.13)	(1.95)	(2.08)	34.39	3.93 [6]	1,604		1.11	[7]	.48	[7]
(.10)	(2.29)	(2.39)	35.03	.04	1,573		1.09		.50
(.19)	(1.75)	(1.94)	37.34	9.75	1,670		1.10		.64
(.25)	—	(.25)	35.83	21.25	1,625		1.11		.73
(.20)	—	(.20)	29.79	22.87	1,317		1.12		.80
(.21)	—	(.21)	24.43	(5.62)	1,068		1.11		.70

(.24)	(1.95)	(2.19)	34.69	4.09 [6]	1,781		.80	[7]	.78	[7]
(.22)	(2.29)	(2.51)	35.37	.34	1,741		.79		.80
(.30)	(1.75)	(2.05)	37.69	10.09	1,851		.80		.95
(.34)	—	(.34)	36.14	21.63	1,643		.80		1.03
(.28)	—	(.28)	30.04	23.25	1,327		.81		1.12
(.29)	—	(.29)	24.64	(5.34)	1,039		.81		1.01

(.39)	(1.95)	(2.34)	35.02	(4.53)[6]	—	[10]	.24	[6]	.43	[6]

(.36)	(1.95)	(2.31)	35.11	4.27 [6]	1,563		.50	[7]	1.10	[7]
(.34)	(2.29)	(2.63)	35.82	.64	1,435		.49		1.09
(.40)	(1.75)	(2.15)	38.15	10.41	1,386		.49		1.26
(.42)	—	(.42)	36.55	21.99	1,278		.50		1.35
(.37)	—	(.37)	30.37	23.64	1,253		.50		1.41
(.37)	—	(.37)	24.91	(5.04)	1,037		.51		1.29

(.38)	(1.95)	(2.33)	35.16	4.29 [6]	8,256		.45	[7]	1.13	[7]
(.35)	(2.29)	(2.64)	35.88	.68	8,200		.45		1.15
(.42)	(1.75)	(2.17)	38.21	10.48	7,317		.45		1.30
(.44)	—	(.44)	36.60	22.05	5,887		.45		1.38
(.38)	—	(.38)	30.41	23.67	3,902		.46		1.47
(.38)	—	(.38)	24.95	(4.99)	2,896		.46		1.38

See page 32 for footnotes.

New Perspective Fund	31

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the year ended September 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.04 and .11 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Unaudited.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class R-2E shares were offered beginning August 29, 2014.
[12]	Class R-5E shares were offered beginning November 20, 2015.

32	New Perspective Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2015, through March 31, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

New Perspective Fund	33

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	10/1/2015	3/31/2016	during period*	expense ratio
Class A - actual return	$1,000.00	$1,041.46	$3.88	.76%
Class A - assumed 5% return	1,000.00	1,021.20	3.84	.76
Class B - actual return	1,000.00	1,037.70	7.79	1.53
Class B - assumed 5% return	1,000.00	1,017.35	7.72	1.53
Class C - actual return	1,000.00	1,037.27	8.00	1.57
Class C - assumed 5% return	1,000.00	1,017.15	7.92	1.57
Class F-1 - actual return	1,000.00	1,040.98	4.24	.83
Class F-1 - assumed 5% return	1,000.00	1,020.85	4.19	.83
Class F-2 - actual return	1,000.00	1,042.37	2.81	.55
Class F-2 - assumed 5% return	1,000.00	1,022.25	2.78	.55
Class 529-A - actual return	1,000.00	1,040.68	4.39	.86
Class 529-A - assumed 5% return	1,000.00	1,020.70	4.34	.86
Class 529-B - actual return	1,000.00	1,036.63	8.45	1.66
Class 529-B - assumed 5% return	1,000.00	1,016.70	8.37	1.66
Class 529-C - actual return	1,000.00	1,036.73	8.35	1.64
Class 529-C - assumed 5% return	1,000.00	1,016.80	8.27	1.64
Class 529-E - actual return	1,000.00	1,039.64	5.56	1.09
Class 529-E - assumed 5% return	1,000.00	1,019.55	5.50	1.09
Class 529-F-1 - actual return	1,000.00	1,042.21	3.27	.64
Class 529-F-1 - assumed 5% return	1,000.00	1,021.80	3.23	.64
Class R-1 - actual return	1,000.00	1,037.27	7.95	1.56
Class R-1 - assumed 5% return	1,000.00	1,017.20	7.87	1.56
Class R-2 - actual return	1,000.00	1,037.24	7.95	1.56
Class R-2 - assumed 5% return	1,000.00	1,017.20	7.87	1.56
Class R-2E - actual return	1,000.00	1,039.50	5.81	1.14
Class R-2E - assumed 5% return	1,000.00	1,019.30	5.76	1.14
Class R-3 - actual return	1,000.00	1,039.33	5.66	1.11
Class R-3 - assumed 5% return	1,000.00	1,019.45	5.60	1.11
Class R-4 - actual return	1,000.00	1,040.91	4.08	.80
Class R-4 - assumed 5% return	1,000.00	1,021.00	4.04	.80
Class R-5E - actual return†	1,000.00	954.68	2.29	.65
Class R-5E - assumed 5% return†	1,000.00	1,021.75	3.29	.65
Class R-5 - actual return	1,000.00	1,042.70	2.55	.50
Class R-5 - assumed 5% return	1,000.00	1,022.50	2.53	.50
Class R-6 - actual return	1,000.00	1,042.88	2.30	.45
Class R-6 - assumed 5% return	1,000.00	1,022.75	2.28	.45

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 183 days.

34	New Perspective Fund

Approval of Investment Advisory and Service Agreement

New Perspective Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2017. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $71 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital and secondary objective of future income. They compared the fund’s investment results with those of other relevant funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through May 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Global Funds Index, the MSCI All Country World Index and the MSCI World Index. They noted that the investment results of the fund generally compared favorably to the results of these indexes for the lifetime period, 20-year period, 10-year period and five-year period. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

New Perspective Fund	35

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Global Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

36	New Perspective Fund

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” - which describes how we vote proxies relating to portfolio securities – is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2016, portfolio of New Perspective Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

New Perspective Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of New Perspective Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM – has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

New Perspective Fund®
Investment portfolio
March 31, 2016
unaudited
Common stocks 90.62% Information technology 18.74%	Shares	Value (000)
Microsoft Corp.	19,963,400	$1,102,579
Taiwan Semiconductor Manufacturing Co., Ltd.	186,591,994	939,221
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,954,600	77,411
ASML Holding NV	6,029,609	612,558
ASML Holding NV (New York registered)	2,759,470	277,023
Alphabet Inc., Class C1	718,054	534,915
Alphabet Inc., Class A1	408,000	311,263
Broadcom Ltd.	4,633,943	715,944
Facebook, Inc., Class A1	5,211,000	594,575
Murata Manufacturing Co., Ltd.	4,273,800	515,309
VeriSign, Inc.[1,2]	5,646,744	499,963
Visa Inc., Class A	6,243,300	477,488
Naver Corp.	799,562	445,366
MasterCard Inc., Class A	4,595,900	434,313
Texas Instruments Inc.	5,619,362	322,664
Accenture PLC, Class A	2,420,900	279,372
Nintendo Co., Ltd.	1,891,700	268,934
Intel Corp.	6,651,600	215,179
Nokia Corp.[1]	35,398,480	209,496
salesforce.com, inc.[1]	2,630,956	194,243
Amphenol Corp., Class A	3,084,600	178,352
Trend Micro Inc.	4,765,300	174,446
Akamai Technologies, Inc.[1]	3,040,000	168,933
FLIR Systems, Inc.	3,644,000	120,070
NetApp, Inc.	4,049,300	110,505
Analog Devices, Inc.	1,762,900	104,346
Jabil Circuit, Inc.	5,177,200	99,765
Autodesk, Inc.[1]	1,698,900	99,063
Apple Inc.	813,500	88,663
NetSuite Inc.[1]	1,161,501	79,551
ON Semiconductor Corp.[1]	8,144,000	78,101
Halma PLC	5,564,540	72,848
Cognizant Technology Solutions Corp., Class A1	1,132,600	71,014
AAC Technologies Holdings Inc.	9,021,710	68,965
LinkedIn Corp., Class A1	593,000	67,810
TDK Corp.	1,135,000	63,030
TE Connectivity Ltd.	913,975	56,593
Amadeus IT Holding, SA, Class A, non-registered shares	1,146,394	49,166
Gemalto NV	650,293	48,076
MercadoLibre, Inc.	333,500	39,303
ARM Holdings PLC	1,644,740	23,953
Tech Mahindra Ltd.	469,349	3,366
		10,893,735
New Perspective Fund — Page 1 of 8

unaudited
Common stocks Consumer discretionary 18.62%	Shares	Value (000)
Amazon.com, Inc.[1]	3,749,000	$2,225,556
Naspers Ltd., Class N	6,387,264	891,654
Priceline Group Inc.[1]	633,900	817,072
Home Depot, Inc.	5,194,300	693,075
Liberty Global PLC, Class C1	7,037,000	264,310
Liberty Global PLC, Class A1	5,114,000	196,889
McDonald’s Corp.	3,446,700	433,181
Tesla Motors, Inc.[1]	1,290,100	296,426
Burberry Group PLC	14,989,384	293,864
Starbucks Corp.	4,895,900	292,285
Walt Disney Co.	2,564,300	254,661
Johnson Controls, Inc.	5,896,700	229,794
adidas AG	1,934,961	226,785
Royal Caribbean Cruises Ltd.	2,730,200	224,286
CBS Corp., Class B	3,780,900	208,290
NIKE, Inc., Class B	2,919,700	179,474
Netflix, Inc.[1]	1,696,140	173,396
Norwegian Cruise Line Holdings Ltd.[1]	3,094,100	171,073
Industria de Diseño Textil, SA	5,042,796	169,650
Toyota Motor Corp.	3,147,300	166,447
Volkswagen AG, nonvoting preferred	1,159,203	147,537
Tiffany & Co.	1,963,100	144,052
The Swatch Group AG	1,281,814	86,316
The Swatch Group AG, non-registered shares	111,980	38,792
Suzuki Motor Corp.	4,466,600	119,498
DENSO Corp.	2,933,600	117,923
Wynn Resorts, Ltd.	1,221,100	114,087
Mahindra & Mahindra Ltd.	6,050,000	110,608
Expedia, Inc.	984,900	106,192
LVMH Moet Hennessy Vuitton SE	604,874	103,587
lululemon athletica inc.[1]	1,522,700	103,102
Domino’s Pizza, Inc.	773,100	101,941
Las Vegas Sands Corp.	1,772,800	91,618
Newell Rubbermaid Inc.	1,898,800	84,098
Wynn Macau, Ltd.[1]	47,812,700	73,962
Hermès International	209,649	73,822
MGM Resorts International[1]	3,210,400	68,831
Honda Motor Co., Ltd.	2,462,200	67,514
Christian Dior SE	364,403	66,096
Delphi Automotive PLC	863,300	64,765
Electrolux AB, Series B1	2,431,359	63,972
Twenty-First Century Fox, Inc., Class A	2,265,200	63,154
Publicis Groupe SA	898,121	63,066
Whirlpool Corp.	342,500	61,766
Hyundai Motor Co.	454,000	60,541
Hyundai Mobis Co., Ltd.	207,500	45,180
Altice NV, Class A1	2,462,186	43,875
Ryohin Keikaku Co., Ltd.	191,100	40,412
Steinhoff International Holdings NV	5,985,000	39,262
Time Warner Inc.	507,200	36,797
Liberty Global PLC LiLAC, Class C1	194,035	7,350
Liberty Global PLC LiLAC, Class A1	106,775	3,744
		10,821,628
New Perspective Fund — Page 2 of 8

unaudited
Common stocks Health care 14.06%	Shares	Value (000)
Novo Nordisk A/S, Class B	53,442,612	$2,898,804
Regeneron Pharmaceuticals, Inc.[1]	2,485,350	895,819
Novartis AG	6,933,515	502,591
Bayer AG	3,816,388	448,598
Medtronic PLC	5,953,700	446,527
Vertex Pharmaceuticals Inc.[1]	3,955,500	314,423
AstraZeneca PLC	5,522,830	309,553
Incyte Corp.[1]	3,778,800	273,850
Intuitive Surgical, Inc.[1]	395,900	237,956
Boston Scientific Corp.[1]	12,230,100	230,048
Merck & Co., Inc.	3,801,600	201,143
Cerner Corp.[1]	3,664,600	194,077
Eli Lilly and Co.	2,515,100	181,112
Gilead Sciences, Inc.	1,797,800	165,146
Roche Holding AG, non-registered shares, non-voting	651,481	160,372
Sun Pharmaceutical Industries Ltd.	9,922,255	122,862
Thermo Fisher Scientific Inc.	738,700	104,592
UCB SA	1,185,990	90,743
St. Jude Medical, Inc.	1,547,511	85,113
Grifols, SA, Class B, preferred nonvoting, non-registered shares	3,791,766	58,658
Grifols, SA, Class B (ADR)	390,978	6,048
Illumina, Inc.[1]	376,700	61,067
Fresenius SE & Co. KGaA	813,112	59,410
CSL Ltd.	628,695	48,886
Agios Pharmaceuticals, Inc.[1]	951,400	38,627
Bristol-Myers Squibb Co.	561,400	35,862
		8,171,887
Consumer staples 11.39%
Associated British Foods PLC	15,732,831	756,749
British American Tobacco PLC	11,203,142	658,102
Pernod Ricard SA	5,126,286	571,654
Nestlé SA	7,132,363	532,952
Philip Morris International Inc.	5,342,300	524,133
Coca-Cola Co.	10,595,700	491,535
Unilever NV, depository receipts	7,415,709	332,344
Costco Wholesale Corp.	1,910,700	301,088
Walgreens Boots Alliance, Inc.	2,797,213	235,637
L’Oréal SA, non-registered shares	1,050,007	188,122
Seven & i Holdings Co., Ltd.	4,211,700	179,328
Mondelez International, Inc.	4,243,800	170,261
Mead Johnson Nutrition Co.	1,723,500	146,446
Shoprite Holdings Ltd.	12,172,500	143,147
Coca-Cola HBC AG (CDI)	5,914,949	125,731
Kao Corp.	2,343,900	125,021
Danone SA	1,685,239	119,871
Coca-Cola Enterprises, Inc.	2,246,679	113,997
Colgate-Palmolive Co.	1,599,400	112,998
Shiseido Co., Ltd.	4,503,700	100,522
Diageo PLC	3,449,522	93,217
Procter & Gamble Co.	1,116,800	91,924
SABMiller PLC	1,467,463	89,701
Alimentation Couche-Tard Inc., Class B	1,969,700	87,660
Japan Tobacco Inc.	2,045,500	85,241
PepsiCo, Inc.	748,100	76,665
New Perspective Fund — Page 3 of 8

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Carlsberg A/S	534,787	$50,959
Fomento Económico Mexicano, SAB de CV	4,950,000	47,789
Unilever PLC	666,760	30,189
United Spirits Ltd.[1]	511,642	19,311
Avon Products, Inc.	3,141,800	15,112
		6,617,406
Financials 9.19%
AIA Group Ltd.	132,170,800	748,826
JPMorgan Chase & Co.	12,165,200	720,423
CME Group Inc., Class A	7,085,532	680,565
Chubb Corp.	4,548,900	542,001
Goldman Sachs Group, Inc.	2,274,226	357,008
Prudential PLC	18,544,088	346,508
ICICI Bank Ltd. (ADR)	31,583,400	226,137
ICICI Bank Ltd.	18,585,000	66,415
Moody’s Corp.	2,989,700	288,685
ING Groep NV, depository receipts	14,413,635	174,346
ORIX Corp.	10,601,840	151,240
Intercontinental Exchange, Inc.	536,400	126,129
Tokio Marine Holdings, Inc.	3,303,400	111,537
Sampo Oyj, Class A	2,265,112	107,584
Henderson Group PLC	25,150,833	93,305
DNB ASA	6,110,473	72,258
Weyerhaeuser Co.[1]	2,235,700	69,262
Credit Suisse Group AG	4,886,012	69,158
AXA SA	2,763,874	65,070
Berkshire Hathaway Inc., Class A1	301	64,248
Allianz SE	393,950	64,081
American Tower Corp.	489,400	50,100
BNP Paribas SA	984,874	49,568
BlackRock, Inc.	100,500	34,227
Morgan Stanley	1,270,500	31,775
HSBC Holdings PLC (GBP denominated)	4,498,426	28,034
		5,338,490
Industrials 8.83%
KONE Oyj, Class B	8,282,612	399,234
ASSA ABLOY AB, Class B	18,264,100	360,411
Boeing Co.	2,797,600	355,127
Ryanair Holdings PLC (ADR)	4,104,761	352,271
General Electric Co.	10,266,400	326,369
United Technologies Corp.	2,474,000	247,647
Airbus Group SE, non-registered shares	3,576,792	237,486
Safran SA	3,387,676	236,995
Nielsen Holdings PLC	3,691,700	194,405
Eaton Corp. PLC	3,047,000	190,620
Geberit AG	494,407	184,744
Edenred SA	7,899,617	153,442
FANUC CORP.	968,300	150,435
Honeywell International Inc.	1,324,700	148,433
IDEX Corp.	1,723,500	142,844
Danaher Corp.	1,446,500	137,215
Kawasaki Heavy Industries, Ltd.	43,373,600	125,251
Caterpillar Inc.	1,477,300	113,072
New Perspective Fund — Page 4 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Hexcel Corp.	2,510,028	$109,713
Jardine Matheson Holdings Ltd.	1,847,600	105,461
International Consolidated Airlines Group, SA (CDI)	12,857,534	102,213
Aggreko PLC	6,503,694	100,602
TransDigm Group Inc.[1]	441,050	97,181
Canadian National Railway Co.	1,457,600	91,042
Michael Page International PLC	14,063,906	86,211
Abertis Infraestructuras, SA, Class A	4,798,308	78,897
Rockwell Collins, Inc.	787,900	72,652
DP World Ltd.	2,870,000	53,927
Kubota Corp.	3,601,100	49,163
Cummins Inc.	356,500	39,194
Ingersoll-Rand PLC	600,800	37,256
Larsen & Toubro Ltd.	1,683,543	30,932
IHI Corp.	10,935,000	23,124
		5,133,569
Energy 3.82%
Schlumberger Ltd.	4,703,100	346,854
Canadian Natural Resources, Ltd.	12,534,500	339,047
Enbridge Inc. (CAD denominated)	8,375,751	326,066
EOG Resources, Inc.	2,615,516	189,834
Royal Dutch Shell PLC, Class B	7,162,456	174,880
Oil Search Ltd.	29,282,531	151,738
Cameron International Corp.[1]	1,462,500	98,061
Weatherford International PLC[1]	12,142,148	94,466
Baker Hughes Inc.	1,813,600	79,490
Noble Energy, Inc.	2,292,100	71,995
Chevron Corp.	679,500	64,824
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[1]	9,848,700	57,516
Halliburton Co.	1,498,000	53,509
ConocoPhillips	1,200,000	48,324
Core Laboratories NV	399,500	44,908
Cenovus Energy Inc. (CAD denominated)	1,745,800	22,717
Cenovus Energy Inc.	1,652,000	21,476
Cobalt International Energy, Inc.[1]	7,302,412	21,688
Ensco PLC, Class A	1,334,500	13,839
		2,221,232
Materials 2.99%
Praxair, Inc.	3,503,100	400,930
E.I. du Pont de Nemours and Co.	3,348,600	212,033
LafargeHolcim Ltd.	4,233,127	199,121
Vale SA, Class A, preferred nominative (ADR)	62,939,800	196,372
FMC Corp.	3,364,300	135,817
LG Chem, Ltd.	376,000	107,678
Monsanto Co.	922,000	80,896
Dow Chemical Co.	1,556,100	79,143
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	10,378,662	75,557
Newcrest Mining Ltd.[1]	4,303,950	55,954
Linde AG	295,462	43,051
Rio Tinto PLC	1,517,691	42,626
Mosaic Co.	1,411,300	38,105
New Perspective Fund — Page 5 of 8

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Potash Corp. of Saskatchewan Inc.	2,166,700	$36,877
First Quantum Minerals Ltd.	6,864,000	36,150
		1,740,310
Telecommunication services 1.26%
SoftBank Group Corp.	5,421,134	258,473
América Móvil, SAB de CV, Series L (ADR)	9,272,100	143,996
Vodafone Group PLC	44,271,970	140,651
Singapore Telecommunications Ltd.	35,475,200	100,542
BT Group PLC	13,286,838	84,061
Telesites, SAB de CV, Series L, restricted-voting shares[1]	4,428,800	2,571
		730,294
Utilities 0.71%
Sempra Energy	1,575,900	163,972
Cheung Kong Infrastructure Holdings Ltd.	15,405,000	150,627
AES Corp.	8,066,900	95,190
		409,789
Miscellaneous 1.01%
Other common stocks in initial period of acquisition		584,928
Total common stocks (cost: $35,477,163,000)		52,663,268
Convertible bonds 0.04% Financials 0.01%	Principal amount (000)
Credit Suisse Group AG, contingent convertible, 7.875% 2041	$8,400	8,531
Consumer staples 0.01%
Shoprite Holdings Ltd., convertible notes, 6.50% 2017	ZAR43,260	3,122
Miscellaneous 0.02%
Other convertible bonds in initial period of acquisition		11,396
Total convertible bonds (cost: $33,010,000)		23,049
Bonds, notes & other debt instruments 0.07% U.S. Treasury bonds & notes 0.07% U.S. Treasury 0.07%
U.S. Treasury 0.875% 2017[3]	$42,800	42,906
Total bonds, notes & other debt instruments (cost: $42,874,000)		42,906
Short-term securities 9.10%
Apple Inc. 0.44%–0.45% due 4/18/2016–4/19/2016[4]	90,000	89,984
Bank of Montreal 0.85% due 9/7/2016	50,000	50,034
Bank of Nova Scotia 0.81%–0.83% due 8/15/2016–9/1/2016[4]	200,000	199,445
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.61%–0.62% due 6/8/2016–6/14/2016	140,000	139,856
BASF AG 0.61% due 5/20/2016[4]	22,200	22,187
BNP Paribas Finance Inc. 0.40% due 4/18/2016	47,500	47,491
New Perspective Fund — Page 6 of 8

unaudited
Short-term securities	Principal amount (000)	Value (000)
British Columbia (Province of) 0.46% due 5/4/2016	$70,600	$70,577
Chariot Funding, LLC 0.85% due 7/11/2016[4]	50,000	49,910
Chevron Corp. 0.47% due 5/16/2016[4]	50,000	49,976
Ciesco LLC 0.57% due 6/10/2016	50,000	49,948
Citibank, N.A. 0.63% due 6/13/2016	50,000	50,011
Commonwealth Bank of Australia 0.81% due 8/25/2016[4]	75,000	74,798
Electricité de France 0.60% due 4/25/2016[4]	50,000	49,993
Export Development Canada 0.62% due 6/14/2016–7/6/2016	100,000	99,896
Fannie Mae 0.35%–0.60% due 6/3/2016–1/3/2017	200,000	199,701
Federal Home Loan Bank 0.22%–0.60% due 4/4/2016–9/7/2016	1,218,370	1,217,751
Freddie Mac 0.40%–0.58% due 4/11/2016–12/13/2016	297,900	297,627
GE Capital Treasury Services (U.S.) LLC 0.30% due 4/1/2016	22,700	22,700
GlaxoSmithKline Finance PLC 0.51% due 6/16/2016[4]	30,000	29,971
Google Inc. 0.53% due 7/6/2016[4]	20,000	19,975
KfW 0.45%–0.57% due 5/16/2016–7/1/2016[4]	194,000	193,834
Liberty Street Funding Corp. 0.59%–0.68% due 5/2/2016–5/25/2016[4]	90,000	89,946
Mizuho Bank, Ltd. 0.61%–0.68% due 5/13/2016–7/19/2016[4]	200,600	200,437
Nestlé Capital Corp. 0.52% due 6/9/2016[4]	75,000	74,926
Nestlé Finance International Ltd. 0.60% due 7/18/2016–7/27/2016	70,000	69,872
Nordea Bank AB 0.64%–0.79% due 7/11/2016–8/23/2016[4]	100,000	99,789
Old Line Funding, LLC 0.71%–0.73% due 4/12/2016–7/19/2016[4]	107,100	106,997
Pfizer Inc 0.48%–0.51% due 5/2/2016–5/24/2016[4]	70,400	70,365
Private Export Funding Corp. 0.53% due 5/5/2016[4]	90,000	89,965
Province of Ontario 0.37%–0.41% due 4/1/2016–5/10/2016	135,800	135,778
Qualcomm Inc. 0.50% due 5/3/2016[4]	54,500	54,482
Québec (Province of) 0.40%–0.51% due 4/5/2016–6/6/2016[4]	100,000	99,960
Rabobank Nederland NV 0.59%–0.64% due 5/3/2016–6/1/2016	85,200	85,147
Roche Holdings, Inc. 0.48% due 5/3/2016[4]	31,385	31,374
Société Générale 0.49% due 4/18/2016[4]	50,000	49,994
Sumitomo Mitsui Banking Corp. 0.60%–0.61% due 5/3/2016–5/4/2016[4]	65,000	64,974
Svenska Handelsbanken Inc. 0.55% due 5/9/2016–5/11/2016[4]	100,000	99,953
Thunder Bay Funding, LLC 0.70% due 4/6/2016[4]	72,000	71,995
Toronto-Dominion Holdings USA Inc. 0.49%–0.86% due 4/8/2016–9/20/2016[4]	163,100	162,806
Total Capital Canada Ltd. 0.58% due 5/25/2016[4]	65,000	64,961
Toyota Motor Credit Corp. 0.55% due 5/26/2016	41,200	41,168
U.S. Bank, N.A. 0.52% due 6/20/2016	20,000	20,005
U.S. Treasury Bills 0.44%–0.55% due 6/16/2016–8/18/2016	115,300	115,219
United Parcel Service Inc. 0.49% due 7/1/2016[4]	48,500	48,442
Victory Receivables Corp. 0.50% due 5/12/2016[4]	50,000	49,973
Wells Fargo Bank, N.A. 0.70%–0.84% due 6/7/2016–8/16/2016	125,000	125,024
Westpac Banking Corp. 0.79%–0.86% due 8/1/2016–8/24/2016[4]	140,000	139,643
Total short-term securities (cost: $5,287,597,000)		5,288,860
Total investment securities 99.83% (cost: $40,840,644,000)		58,018,083
Other assets less liabilities 0.17%		98,707
Net assets 100.00%		$58,116,790
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
New Perspective Fund — Page 7 of 8

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $445,389,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	4/11/2016	HSBC Bank	$33,852	¥3,850,000	$(370)
Japanese yen	4/13/2016	Bank of New York Mellon	$53,139	¥6,050,000	(641)
Japanese yen	4/14/2016	Citibank	$64,186	¥7,240,000	(174)
Japanese yen	4/18/2016	Bank of America, N.A.	$1,546	¥175,930	(18)
Japanese yen	5/11/2016	Bank of America, N.A.	$44,508	¥5,024,000	(185)
Japanese yen	6/6/2016	Bank of America, N.A.	$187,789	¥21,300,000	(1,837)
					$(3,225)

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,618,000, which represented less than .01% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,451,055,000, which represented 4.22% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
CAD = Canadian dollars
GBP = British pounds
¥ = Japanese yen
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-007-0516O-S49211	New Perspective Fund — Page 8 of 8

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: May 31, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2016